Taxes on Income (Details) - Schedule of significant components of deferred tax assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Carryforward tax losses	$ 10,391	$ 10,369
Research and development	2,862	2,716
Accrued social benefits and other	567	425
Deferred tax assets, gross	13,820	13,510
Less - valuation allowance	(13,820)	(13,510)
Net deferred tax assets